Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash and Cash Equivalents
The cash and cash equivalents item is broken down as follows (in thousands of Euros):

	2017	2018	2019
	(Amounts in thousands of Euros)
Cash	32,054	77,236	51,524
Cash equivalent term deposits	105,826	45,534	120,503

Total cash and cash equivalent as reported in statement of financial position	137,880	122,770	172,027

Bank overdrafts	—	—	—

Total net cash and cash equivalents as reported in the statement of cash flow	137,880	122,770	172,027